Lease arrangements	12 Months Ended
Dec. 31, 2024
Lease arrangements
Lease arrangements

22 Lease arrangements

Accounting policy

All leases where RELX is the lessee (with the exception of short-term and low-value leases) are recognised in the statement of financial position. A lease liability is recognised based on the present value of the future lease payments, and a corresponding right-of-use asset is recognised. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the asset. Lease payments are apportioned between finance charges and a reduction of the lease liability.

Low-value items and short-term leases with a term of 12 months or less are not required to be recognised in the statement of financial position and payments made in relation to these leases are recognised on a straight-line basis in the income statement.

The leases held by the Group can be split into two categories: property and non-property. The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located.

Non-property includes all other leases, such as cars and printers.

Right-of-use assets

	2023 GBPm	2024 GBPm
At start of year	145	113
Additions	38	32
Remeasurement	6	5
Disposals	(7)	(9)
Depreciation	(65)	(50)
Exchange translation differences	(4)	(2)
At end of year	113	89

Lease liability

	2023 GBPm	2024 GBPm
Current
Property	(55)	(37)
Non-property	(2)	(1)
Non-current
Property	(82)	(63)
Non-property	(2)	(2)
Total	(141)	(103)

Interest expense on the lease liabilities recognised within finance costs was £5m (2023: £6m; 2022: £6m).

As at 31 December 2024, RELX was committed to leases with future cash outflows totalling £7m (31 December 2023: £6m) which had not yet commenced and as such are not accounted for as a liability as at 31 December 2024. A liability and corresponding right-of-use asset will be recognised for these leases at the lease commencement date.

Short-term and low-value lease expenses have been included in note 3.

Interest income recognised in relation to finance lease receivables is disclosed in note 7.